SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small Cap II Fund
Screened World Equity Ex-US Fund
(the "Funds")

Supplement Dated January 22, 2026
to the Prospectus (the "Prospectus"), dated September 30, 2025, as amended November 3, 2025,
November 18, 2025 and December 19, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap Fund

Martingale Asset Management, LP and The Informed Momentum Company LLC no longer serve as sub-advisers to the Small Cap Fund. As such, all references to Martingale Asset Management, LP and The Informed Momentum Company LLC are hereby deleted from the Prospectus.

Additionally, Copeland Capital Management LLC is added as a sub-adviser to the Small Cap Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Copeland Capital Management LLC	Mark W. Giovaniello, CFA	Since 2026	Chief Investment Officer, Principal, and Portfolio Manager
	Eric C. Brown. CFA	Since 2026	Chief Executive Officer, Principal, and Portfolio Manager
	David McGonigle. CFA	Since 2026	Portfolio Manager, Principal
	Jeffrey Walkenhorst, CFA	Since 2026	Portfolio Manager, Principal
	John Cummings, CFA	Since 2026	Portfolio Manager, Principal

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Copeland. Mr. Eric Brown, CFA, is the Chief Executive Officer, Principal and a Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts in Political Science from Trinity College in Hartford, CT and holds the CFA designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a Co-Portfolio Manager on all Domestic Strategies and the Lead Portfolio Manager for the Mid Cap, Smid Cap, and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the CFA designation and is a member of the Philadelphia Security Analyst Society. Mr. David McGonigle, CFA, is a Senior Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary, Financial and Industrial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the CFA designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst, CFA, is a Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the CFA designation and is a member of the New York Society of Security Analysts. Mr. John Cummings, CFA is a Research Analyst, Principal and a Portfolio Manager at Copeland. Prior to joining Copeland in August 2014, he worked as a summer equity research analyst for Credit Suisse covering the consumer internet sector and before that at Copeland Capital as a summer research analyst. Mr. Cummings holds a Bachelor of Arts in both Mathematics and Economics with high honors from Haverford College. He also holds the CFA designation and is a member of the CFA Society of Philadelphia.

Change in Portfolio Management of the Small Cap II Fund

The Informed Momentum Company LLC no longer serves as a sub-adviser to the Small Cap II Fund. As such, all references to The Informed Momentum Company LLC are hereby deleted from the Prospectus.

Additionally, Hillsdale Investment Management, Inc. is added as a sub-adviser to the Small Cap II Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Small Cap II Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Hillsdale Investment Management, Inc.	A. Christopher Guthrie, CFA	Since 2026	President, CEO, CIO, Senior Portfolio Manager, Founding Partner
	Tony Batek, CFA	Since 2026	Senior Portfolio Manager, Partner
	Ted Chen	Since 2026	Co-CIO, Senior Portfolio Manager, Partner

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap II Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Hillsdale Investment Management, Inc.: Hillsdale Investment Management Inc. (Hillsdale), located at 1 First Canadian Place, 100 King Street West, Suite 5900, Toronto, Ontario M5X 1E4, serves as a Sub-Adviser to the Small Cap II Fund. A team of investment professionals manages the portion of the Small Cap II Fund's assets allocated to Hillsdale. A. Christopher Guthrie is the President, CEO, CIO, Senior Portfolio Manager, and Founding Partner of Hillsdale in 1996. Mr. Tony Batek, Senior Portfolio Manager and Partner, joined Hillsdale in July of 2002. Ted Chen, Co-Chief Investment Officer, Senior Portfolio Manager and Partner joined Hillsdale in March 2021. Prior to joining Hillsdale, Mr. Chen spent 10 years at Canada Pension Plan Investment Board, most recently as a Senior Portfolio Manager.

Change in Portfolio Management of the Screened World Equity Ex-US Fund

Pzena Investment Management, LLC. is added as a sub-adviser to the Screened World Equity Ex-US Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Screened World Equity Ex-US Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pzena Investment Management, LLC	Rakesh Bordia	Since 2026	Principal and Portfolio Manager
	Caroline Cai, CFA	Since 2026	Managing Principal, Chief Executive Officer and Portfolio Manager
	Allison Fisch	Since 2026	Managing Principal and Portfolio Manager
	John Goetz	Since 2026	Managing Principal, Co-Chief Investment Officer and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Screened World Equity Ex-US Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Pzena Investment Management, LLC: Pzena Investment Management, LLC (Pzena), located at 320 Park Avenue, 8th Floor, New York, NY 10022, serves as a Sub-Adviser to the Screened World Equity Ex-US Fund. A team of investment professionals manages the portion of the Screened World Equity Ex-US Fund's assets allocated to Pzena. Rakesh Bordia is a Principal and Portfolio Manager. Mr. Bordia is a co-portfolio manager for the Emerging Markets and International Strategies. Mr. Bordia became a member of Pzena in 2007. Prior to joining Pzena, Mr. Bordia was a Principal at Booz Allen Hamilton focusing on innovation and growth strategies, and a software engineer at River Run Software Group. He earned a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of Technology, Kanpur, India and an MBA from the Indian Institute of Management, Ahmedabad, India. Caroline Cai, CFA, is a Managing Principal, the Chief Executive Officer, a Portfolio Manager, and a member of Pzena's Executive Committee. Ms. Cai is a co-portfolio manager for the Global, International, and Emerging Markets Strategies, and the Financial Opportunities Service. Ms. Cai became a member of Pzena in 2004. Prior to joining Pzena, Ms. Cai was a Senior Analyst at AllianceBernstein LLP, and a Business Analyst at McKinsey & Company. She earned a BA summa cum laude in Math and Economics from Bryn Mawr College. Ms. Cai holds the CFA designation. Allison Fisch is a Managing Principal, the President, a Portfolio Manager and a member of Pzena's Executive Committee. Ms. Fisch became a member of Pzena in 2001 and helped to launch the Emerging Markets Strategy in 2008, on which she has been a co-portfolio manager since inception. She joined the International Portfolio Management team in 2016. Ms. Fisch also co-managed the International Small Cap Value team and oversaw Global Best Ideas from 2017 to 2022. She was promoted to President in 2023. Prior to joining Pzena, Ms. Fisch was a Business Analyst at McKinsey & Company. She earned a BA summa cum laude in Psychology and a minor in Drama from Dartmouth College. John P. Goetz is a Managing Principal, Co-Chief Investment Officer, Portfolio Manager, and a member of Pzena's Executive Committee. Mr. Goetz is a co-portfolio manager for the Global, International, European and Japan Focused Value Strategies. He also previously served as the Director of Research and was responsible for building and training the research team. Mr. Goetz became a member of Pzena in 1996. Prior to joining Pzena, Mr. Goetz held a range of key positions at Amoco Corporation, his last as the Global Business Manager for Amoco's $1 billion polypropylene business where he had bottom-line responsibility for operations and development worldwide. Prior positions included strategic planning, joint venture investments, and project financing in various oil and chemical businesses. Before joining Amoco, Mr. Goetz had been employed by The Northern Trust Company and Bank of America. He earned a BA summa cum laude in Mathematics and Economics from Wheaton College and an MBA from the Kellogg School at Northwestern University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1636 (01/26)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
World Equity Ex-US Fund
Screened World Equity Ex-US Fund
(the "Funds")

Supplement Dated January 22, 2026
to the Statement of Additional Information (the "SAI"), dated September 30, 2025, as amended
November 3, 2025, November 18, 2025, December 18, 2025 and December 19, 2025

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Martingale Asset Management, LP. no longer serves as a sub-adviser to the Small Cap Fund, and The Informed Momentum Company LLC no longer serves as a sub-adviser to the Small Cap and Small Cap II Funds. As such, all references to Martingale Asset Management, LP and The Informed Momentum Company LLC are hereby deleted from the SAI.

Additionally, Copeland Capital Management LLC is added as a sub-adviser to the Small Cap Fund, Hillsdale Investment Management Inc. is added as a sub-adviser to the Small Cap II Fund and Pzena Investment Management, LLC is added as a sub-adviser to the Screened World Equity Ex-US Fund. Accordingly, the SAI is updated as follows:

On the cover page of the SAI, "Hillsdale Investment Management Inc." is hereby added in the appropriate alphabetical order thereof.

Additionally, under the section titled "The Adviser and the Sub-Advisers," under the heading titled "The Sub-Advisers," the paragraph titled "Copeland Capital Management, LLC" is hereby deleted and replaced with the following:

COPELAND CAPITAL MANAGEMENT, LLC—Copeland Capital Management, LLC ("Copeland") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. Copeland was founded in 2005 and is 100% employee owned.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

HILLSDALE INVESTMENT MANAGEMENT INC.—Hillsdale Investment Management Inc. ("Hillsdale") serves as a Sub-Adviser to a portion of the assets of the Small Cap II Fund. Hillsdale was incorporated under the Ontario Business Corporations Act on January 5, 1996 for the purpose of providing portfolio and investment management services. Hillsdale provides investment management services to institutional and private clients through separate managed accounts and to the Hillsdale Pooled Funds. Hillsdale is controlled by its employees. Vestcor Investments Private Equity Limited Partnership holds a significant non-controlling minority interest in Hillsdale.

Additionally, under the same heading, the paragraph titled "Pzena Investment Management, LLC" is hereby deleted and replaced with the following:

PZENA INVESTMENT MANAGEMENT, LLC—Pzena Investment Management, LLC ("Pzena") serves as a Sub-Adviser to a portion of the assets of the World Equity Ex-US and Screened World Equity Ex-US Funds. Based in New York, New York, Pzena was founded in late 1995 and began managing assets on January 1, 1996. Pzena is 100% privately owned by its employee members and certain other partners, including former employees.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Copeland," the paragraphs thereunder are hereby deleted and replaced with the following:

Compensation. SIMC pays Copeland a fee based on the assets under management of the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between Copeland and SIMC. Copeland pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. The following information relates to the period ended September 30, 2025.

Ownership of Fund Shares. As of September 30, 2025, Copeland's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II, or Small/Mid Cap Equity Funds.

Other Accounts. As of September 30, 2025, in addition to the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, Copeland's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mark W. Giovanniello, CFA	8	$704	0	$0	2,149	$3,614
Eric C. Brown, CFA	8	$704	0	$0	2,149	$3,614
David McGonigle, CFA	8	$704	0	$0	2,149	$3,614
Jeffrey Walkenhorst, CFA	8	$704	0	$0	2,149	$3,614
John Cummings, CFA	8	$704	0	$0	2,149	$3,614

No account listed above is subject to a performance-based advisory fee.

†  Copeland utilizes a team-based approach to portfolio management, and each of the portfolio managers listed above are jointly responsible for the management of a portion of the accounts listed in each category.

Conflicts of Interest. The portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Copeland may receive fees from certain accounts that are higher than the fee it receives from the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. Copeland has adopted policies and procedures designed to address these potential material conflicts. For instance, Copeland utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The portfolio manager's compensation is based upon their ownership share of the profits, if any, of Copeland.

To address and manage these potential conflicts of interest, Copeland has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Additionally, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Hillsdale

Compensation. SIMC pays Hillsdale a fee based on the assets under management of the Small Cap II Fund as set forth in an investment sub-advisory agreement between Hillsdale and SIMC. Hillsdale pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap II Fund. The following information relates to the period ended September 30, 2025.

Professionals are compensated through salary and a discretionary performance incentive bonus depending on the success of the accounts managed and on the overall success of the company. More specifically, individuals on the Research and Investment Management Team are eligible for bonuses of up to 50% of their base salary, dependent upon both their specific strategy team and the company's success. The incentive structure is aligned with each strategy's investment objectives and performance relative to a benchmark.

The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Fund managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the Funds.

Ownership of Fund Shares. As of September 30, 2025, Hillsdale's portfolio managers did not beneficially own any shares of the Small Cap II Fund.

Other Accounts. As of September 30, 2025, in addition to the Small Cap II Fund, Hillsdale's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
A. Christopher Guthrie, CFA	0	$0	23		$3,670.3	8	**	$368.8
	0	$0	3	*	$353.5	1	*	$3.5
Tony Batek, CFA	1	$100.9	4		$1,935.9	5	***	$167.0
	0	$0	2	*	$876.2	0		$0
Ted Chen	1	$100.9	6		$2,467.6	15	***	$735.7
	0	$0	4	*	$1,617.0	0		$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  4 accounts are Hillsdale proprietary accounts that are non-fee paying representing AUM of $3.5 million.

***  2 accounts are Hillsdale proprietary accounts that are non-fee paying representing AUM of $3.3 million.

Conflicts of Interest. In addition to their responsibilities for the Small Cap II Fund, Hillsdale's portfolio managers oversee other accounts, including those of private pooled investment vehicles and of other clients. This multiple account management can give rise to potential conflicts of interest, as variations in fee structures could provide incentive for portfolio managers to favor some accounts over others in trade allocation. To address and manage potential conflicts of interest, Hillsdale has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Hillsdale has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that are designed to address the potential conflicts associated with managing portfolios for multiple clients and to ensure that all clients are treated fairly and equitably. Accordingly, trades are allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, Hillsdale has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 to address potential conflicts associated with managing the Funds and the personal accounts of Access Persons of Hillsdale.

In addition, under the same heading, under the sub-heading titled "Pzena," the paragraphs thereunder are hereby deleted and replaced with the following:

Compensation. SIMC pays Pzena a fee based on the assets under management of the World Equity Ex-US and Screened World Equity Ex-US Funds as set forth in an investment sub-advisory agreement between Pzena and SIMC. Pzena pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds. The following information relates to the period ended December 31, 2025.

Portfolio managers and other investment professionals at Pzena are compensated through a combination of fixed base salary, annual performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids the compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to Pzena's value investment philosophy. The portfolio managers' bonuses are not specifically dependent upon the performance of the portfolios relative to the performance of the portfolios' benchmarks. For investment professionals, Pzena examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, Pzena always looks at the person as a whole and the contributions that they have made and are likely to make in the future. Longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people.

Ownership of Fund Shares. As of December 31, 2025, Pzena's portfolio managers did not own any shares of the World Equity Ex-US or Screened World Equity Ex-US Funds.

Other Accounts. As of December 31, 2025, in addition to the World Equity Ex-US and Screened World Equity Ex-US Funds, Pzena's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Caroline Cai, CFA	19		$13,080	68		$33,795	58		$18,128
	2	*	$2,332	4	*	$940	0		$0
Allison Fisch	18		$11,128	39		$6,344	41		$12,621
	1	*	$380	1	*	$499	0		$0
John Goetz	12		$8,869	57		$32,642	47		$12,242
	1	*	$1,951	3	*	$441	1	*	$131
Rakesh Bordia	18		$11,128	39		$6,344	42		$12,623
	1	*	$380	1	*	$499	0		$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. In Pzena's view, conflicts of interest may arise in managing a fund's portfolio investments, on the one hand, and the portfolios of Pzena's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena's policy or procedure for handling such conflicts.

Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that these procedures will detect every situation in which a conflict could arise.

The management of multiple Accounts inherently carries the risk that there may be competing interests for the portfolio management team's time and attention. Pzena seeks to minimize this by using one investment approach (i.e., classic value investing), and by managing all Accounts on a strategy-specific basis. If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the fund may not be able to take full advantage of that opportunity; however, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. With respect to partial fills for an order, depending on the size of the execution, Pzena may choose to allocate the executed shares on a pro-rata basis, or on a random basis. As with all trade allocations each Account generally receives pro-rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an Account from an otherwise acceptable IPO or new issue investment include the Account having FINRA restricted person status, lack of available cash to make the purchase, a client-imposed trading prohibition on IPOs or on the business of the issuer, and brokerage restrictions.

With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders when it believes doing so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the fund and another Account, which may temporarily impact the market price of the security or the execution of the transaction to the detriment of one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the fund or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including fund shareholders' interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena's Access Persons and certain related persons, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons' personal accounts also are subject to ongoing reporting requirements and annual and quarterly certification requirements. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary accounts (i.e., accounts of Pzena's principals, affiliates or employees or their immediate family that are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment of client accounts.

Proxy voting for Accounts' securities holdings may also pose certain conflicts. A potential material conflict of interest could exist in the following situations: (i) Pzena manages any pension or other assets affiliated with a publicly traded company, and also holds that company's or an affiliated company's securities in one or more client portfolios; (ii) Pzena has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; or (iii) A Pzena officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member is generally defined as a spouse, child, parent, or sibling. Pzena's proxy voting policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified by Pzena.

Pzena manages some Accounts under performance-based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying a performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product-specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives. These measures help Pzena mitigate some of the conflicts that its management of private investment companies would otherwise present. Investment personnel of Pzena or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with Pzena's Code of Ethics.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1637 (01/26)